Cash and Cash Equivalents (Excluding Overdrafts) - Summary of Cash and Cash Equivalents (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [line items]
Cash at bank and in hand	£ 312	£ 269
Short-term bank deposits	0	289
Cash and cash equivalents	312	558
Bank overdrafts	(3)	(15)
Cash and cash equivalents in the cash flow statement	309	543	£ 937	£ 1,113
Total	£ 312	£ 558